Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Philadelphia International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Philadelphia International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015 and may discontinue this arrangement at any time thereafter.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as “P-notes” ) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks of small cap companies located outside the United States. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation. Philadelphia International Advisors LP (the “Advisor”) considers small cap companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the MSCI EAFE Small Cap Index. That capitalization range was $10.7 million to $7.1 billion as of December 31, 2013.

		The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select equity securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The factors and models used by the Advisor may change over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.

Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio’s Investments.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Smaller Company Risk: The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.

		Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2013. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table. As a result, the returns in the table may be lower than the bar chart. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2013.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Small Cap Index (Europe, Australia, Far East) is an equity index which captures small cap representation across developed markets countries around the world, excluding the US & Canada. With 2,179 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Philadelphia International Small Cap Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 16.13% (for the quarter ended March 31, 2012) and the lowest quarterly return was -7.27% (for the quarter ended June 30, 2012).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Philadelphia International Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Purchase Premium (as a % of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.73%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 236
3 Years	rr_ExpenseExampleYear03	577
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	1,968
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	522
5 Years	rr_ExpenseExampleNoRedemptionYear05	883
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,898
Philadelphia International Small Cap Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase Premium (as a % of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.73%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	507
5 Years	rr_ExpenseExampleYear05	822
10 Years	rr_ExpenseExampleYear10	1,715
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	451
5 Years	rr_ExpenseExampleNoRedemptionYear05	762
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,644
2012	rr_AnnualReturn2012	24.00%
2013	rr_AnnualReturn2013	32.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.27%)
Past 1 Year	rr_AverageAnnualReturnYear01	31.38%
Since Inception	rr_AverageAnnualReturnSinceInception	10.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Philadelphia International Small Cap Fund | Return After Taxes on Distributions | Class IV
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.92%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Philadelphia International Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class IV
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Philadelphia International Small Cap Fund | MCSI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	29.30%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[2]

[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio's total annual operating expenses exceed 1.33% of Class I's average daily net assets and 1.10% of Class IV's average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2015 and may discontinue this arrangement at any time thereafter.
[2]	The MSCI EAFE Small Cap Index (Europe, Australia, Far East) is an equity index which captures small cap representation across developed markets countries around the world, excluding the US & Canada. With 2,179 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.